Other financial assets - Derivatives (Details)	12 Months Ended
	Dec. 31, 2023 EUR (€) agreement	Dec. 31, 2022 EUR (€) agreement	Dec. 31, 2021 EUR (€)
Disclosure of Other financial assets [Line Items]
Income taxes received/(paid)	€ 0	€ 1,071,000	€ 0
Payment of interest cap derivative premiums	€ 0	€ 4,068,000	0
Other Derivatives
Disclosure of Other financial assets [Line Items]
Number of option agreements entered into | agreement	2	2
Income taxes received/(paid)		€ 1,071,000
Interest expense		4,067,000
Due for termination of derivative		5,138,000
Payment of interest cap derivative premiums		4,068,000
Losses on change in fair value of derivatives	€ 5,497,000
Fair value gain		5,507,000	€ 593,000
Credit derivative, fair value	3,700,000	€ 9,198,000
Forward Contract
Disclosure of Other financial assets [Line Items]
Number of option agreements entered into | agreement		2
Credit derivative, fair value	€ 0	€ 0